PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Mar. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 7 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consist of the following:

	March 31,	March 31,
	2025	2024
Prepaid social security-employee portion	$5,711	$2,709
Loans to third parties and employees (a)	1,022,178	1,307,874
Security deposits	101,004	94,520
Deferred IPO costs	—	433,007
VAT recoverable (b)	49,972	—
Prepaid expenses (c)	230,648	92,088
Others	38,683	12,450
Subtotal	1,448,196	1,942,648
Less: allowance for credit loss	(84,403)	(19,647)
Prepaid expenses and other current assets, net	$1,363,793	$1,923,001
(a)	Loans to third-parties and employees are mainly used for short-term funding to support various third-party suppliers and employees. These loans bear no interest and have terms of no more than one year. As of March 31, 2025 and 2024, the allowance for credit losses was $80,877 and $19,647, respectively. For loans to third parties and employees, approximately 95.5%, or $975,696 of the March 31, 2025 balances have been subsequently collected as of August 14, 2025.
(b)	Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities. When the output VAT exceeds the input VAT, the difference is remitted to tax authorities; whereas when the input VAT exceeds the output VAT, the difference is treated as VAT recoverable which can be carried forward to offset future net VAT payables.
(c)	Prepaid expenses primarily include prepaid professional expenses in relation to consulting services.